UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Long/Short Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 154.7%

	COMMON STOCKS – 154.7%

	Aerospace & Defense – 6.8%

1,035	Boeing Company	$138,949

2,525	Exelis Inc.	44,617

480	L-3 Communications Holdings, Inc.	49,661

1,060	Northrop Grumman Corporation	119,441

1,059	Raytheon Company	93,912

621	Rockwell Collins, Inc.	45,165
	Total Aerospace & Defense	491,745

	Airlines – 4.1%

1,215	Alaska Air Group, Inc.	94,454

3,580	Delta Air Lines, Inc.	103,748

5,365	Southwest Airlines Co.	99,735
	Total Airlines	297,937

	Auto Components – 1.2%

3,142	Allision Transmission Holdings Inc.	85,525

	Beverages – 1.4%

613	Dr. Pepper Snapple Group	29,583

1,350	Molson Coors Brewing Company, Class B	71,105
	Total Beverages	100,688

	Biotechnology – 1.4%

3,370	Myriad Genentics Inc., (2)	100,258

	Building Products – 1.8%

3,090	Masco Corporation	69,278

1,116	Smith AO Corporation	60,431
	Total Building Products	129,709

	Capital Markets – 4.3%

701	Ameriprise Financial, Inc.	75,883

1,338	Franklin Resources, Inc.	74,112

2,169	Invesco LTD	75,590

1,950	LPL Investments Holdings Inc.	83,597
	Total Capital Markets	309,182

	Chemicals – 5.4%

243	CF Industries Holdings, Inc.	52,823

Nuveen Investments	1

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Long/Short Fund (continued)

Shares	Description (1)	Value

	Chemicals (continued)

1,615	Dow Chemical Company	$63,082

1,160	LyondellBasell Industries NV	89,529

279	NewMarket Corporation	90,382

952	WR Grace & Company, (2)	91,421
	Total Chemicals	387,237

	Commercial Banks – 3.8%

4,551	Fifth Third Bancorp.	92,476

9,918	Regions Financial Corporation	96,502

2,828	Zions Bancorporation	82,945
	Total Commercial Banks	271,923

	Commercial Services & Supplies – 2.2%

3,500	Pitney Bowes Inc.	81,095

4,218	R.R. Donnelley & Sons Company	78,033
	Total Commercial Services & Supplies	159,128

	Communications Equipment – 3.3%

5,488	Brocade Communications Systems Inc., (2)	48,240

978	Cisco Systems, Inc.	20,783

1,640	Echostar Holding Corproation, Class A, (2)	82,082

1,305	Harris Corporation	84,186
	Total Communications Equipment	235,291

	Computers & Peripherals – 3.7%

1,045	Lexmark International, Inc., Class A	36,962

2,530	Hewlett-Packard Company	69,196

290	Apple, Inc.	161,260
	Total Computers & Peripherals	267,418

	Construction & Engineering – 3.0%

3,753	AECOM Technology Corporation, (2)	109,062

2,101	URS Corporation	109,189
	Total Construction & Engineering	218,251

	Consumer Finance – 2.3%

1,820	Discover Financial Services	97,006

2,578	SLM Corporation	68,704
	Total Consumer Finance	165,710

	Containers & Packaging – 3.1%

1,840	Packaging Corp. of America	112,718

1,200	Rock-Tenn Company	113,304
	Total Containers & Packaging	226,022

2	Nuveen Investments

Shares	Description (1)	Value

	Diversified Telecommunication Services – 3.3%

1,168	CenturyLink Inc.	$35,858

6,249	Frontier Communications Corporation	29,245

2,388	Verizon Communications Inc.	118,493

7,000	Windstream Holdings Inc.	56,490
	Total Diversified Telecommunication Services	240,086

	Electric Utilities – 1.9%

1,810	Edison International	83,640

995	Pinnacle West Capital Corporation	53,093
	Total Electric Utilities	136,733

	Electrical Equipment – 3.3%

1,549	Ametek Inc.	76,242

1,303	Emerson Electric Company	87,288

637	Rockwell Automation, Inc.	72,350
	Total Electrical Equipment	235,880

	Electronic Equipment & Instruments – 0.3%

1,647	AVX Group	22,597

	Energy Equipment & Services – 1.8%

3,203	Nabors Industries Inc.	53,010

737	Oil States International Inc., (2)	75,432
	Total Energy Equipment & Services	128,442

	Food & Staples Retailing – 1.2%

2,535	Safeway Inc.	88,649

	Food Products – 3.2%

2,180	Archer-Daniels-Midland Company	87,745

895	General Mills, Inc.	45,135

3,124	Tyson Foods, Inc., Class A	99,000
	Total Food Products	231,880

	Health Care Equipment & Supplies – 6.6%

1,273	Alere Inc., (2)	41,653

7,573	Boston Scientific Corporation, (2)	87,695

2,435	CareFusion Corporation, (2)	97,035

2,100	Hill Rom Holdings Inc.	86,961

1,406	Medtronic, Inc.	80,592

1,075	Stryker Corporation	80,002
	Total Health Care Equipment & Supplies	473,938

	Health Care Providers & Services – 6.2%

1,130	Cardinal Health, Inc.	72,998

1,271	Express Scripts, Holding Company, (2)	85,602

Nuveen Investments	3

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Long/Short Fund (continued)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

502	McKesson HBOC Inc.	$83,277

532	Medax Inc., (2)	58,946

1,096	Omnicare, Inc.	62,779

870	Wellpoint Inc.	80,806
	Total Health Care Providers & Services	444,408

	Hotels, Restaurants & Leisure – 1.4%

422	Starwood Hotels & Resorts Worldwide, Inc.	31,431

8,375	The Wendy’s Company	72,109
	Total Hotels, Restaurants & Leisure	103,540

	Household Durables – 1.1%

500	Whirlpool Corporation	76,380

	Household Products – 1.3%

850	Energizer Holdings Inc.	93,798

	Independent Power Producers & Energy Traders – 0.8%

4,092	AES Corporation	59,620

	Industrial Conglomerates – 2.5%

1,300	Carlisle Companies Inc.	95,563

1,101	Danaher Corporation	82,355
	Total Industrial Conglomerates	177,918

	Insurance – 4.9%

524	Erie Indemnity Company	38,247

560	Everest Reinsurance Group Ltd	87,825

3,347	Old Republic International Corporation	57,568

1,753	Unum Group	58,848

2,855	Valdius Holdings Limited	114,343
	Total Insurance	356,831

	Internet Software & Services – 1.3%

1,695	VeriSign, Inc., (2)	96,378

	IT Services – 5.5%

423	Accenture Limited	32,770

2,180	CoreLogic Inc., (2)	76,801

845	DST Systems Inc.	74,614

1,189	Henry Jack and Associates Inc.	67,500

150	MasterCard, Inc.	114,122

2,041	Western Union Company	34,023
	Total IT Services	399,830

	Leisure Equipment & Products – 1.2%

650	Polaris Industries Inc.	86,756

4	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 7.1%

1,100	Caterpillar Inc.	$93,060

598	Dover Corporation	54,263

911	Graco Inc.	70,357

1,181	IDEX Corporation	84,241

850	Illinois Tool Works, Inc.	67,643

1,076	Nordson Corporation	77,601

1,394	Oshkosh Truck Corporation	67,958
	Total Machinery	515,123

	Media – 3.6%

9,000	Clear Channel Outdoor Holdings Inc., Class A	79,650

150	Graham Holdings Company	101,025

4,015	Regal Entertainment Group, Class A	78,212
	Total Media	258,887

	Metals & Mining – 1.8%

4,703	Alcoa Inc.	45,196

1,136	Reliance Steel & Aluminum Company	83,530
	Total Metals & Mining	128,726

	Multi-Utilities – 0.5%

1,004	Ameren Corporation	35,993

	Office Electronics – 0.4%

2,261	Xerox Corporation	25,730

	Oil, Gas & Consumable Fuels – 10.3%

870	Apache Corporation	79,596

3,500	Chesapeake Energy Corporation	94,045

778	ConocoPhillips	56,638

967	Hess Corporation	78,453

1,442	HollyFrontier Company	69,187

1,026	Marathon Petroleum Corporation	84,891

1,025	Occidental Petroleum Corporation	97,334

3,330	Peabody Energy Corporation	60,606

1,888	Valero Energy Corporation	86,319

1,924	WPX Energy Inc., (2)	35,767
	Total Oil, Gas & Consumable Fuels	742,836

	Paper & Forest Products – 1.5%

1,300	Domtar Corporation	111,163

	Personal Products – 1.3%

1,315	Herbalife, Limited	91,629

Nuveen Investments	5

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Long/Short Fund (continued)

Shares	Description (1)	Value

	Pharmaceuticals – 4.3%

1,778	AbbVie Inc.	$86,144

1,611	Endo Pharmaceuticals Holdings Inc., (2)	108,243

3,539	Pfizer Inc.	112,292
	Total Pharmaceuticals	306,679

	Professional Services – 2.1%

695	Dun and Bradstreet Inc.	81,211

913	Manpower Inc.	72,976
	Total Professional Services	154,187

	Real Estate Investment Trust – 1.9%

1,380	Corrections Corporation of America	46,023

1,928	Hospitality Properties Trust	52,384

250	Public Storage, Inc.	38,175
	Total Real Estate Investment Trust	136,582

	Real Estate Management & Development – 0.8%

2,245	CBRE Group Inc., (2)	54,419

	Semiconductors & Equipment – 1.0%

4,600	NVIDIA Corporation	71,760

	Software – 8.3%

5,047	Activision Blizzard Inc.	86,859

4,792	Microsoft Corporation	182,719

3,744	Oracle Corporation	132,126

2,235	Solarwinds, Inc., (2)	74,738

1,238	Symantec Corporation	27,843

1,200	VMware Inc., (2)	96,756
	Total Software	601,041

	Specialty Retail – 8.6%

2,445	Best Buy Co., Inc.	99,145

1,950	GameStop Corporation	94,088

1,514	Home Depot, Inc.	122,134

2,029	Lowe’s Companies, Inc.	96,337

550	O’Reilly Automotive Inc., (2)	68,728

583	PetSmart Inc.	43,206

2,446	Urban Outfitters, Inc., (2)	95,443
	Total Specialty Retail	619,081

	Textiles, Apparel & Luxury Goods – 0.9%

904	Hanesbrands Inc.	63,370

	Thrifts & Mortgage Finance – 1.8%

1,226	Ocwen Financial Corporation, (2)	69,465

6	Nuveen Investments

Shares	Description (1)			Value

	Thrifts & Mortgage Finance (continued)

4,200	People’s United Financial, Inc.			$63,581
	Total Thrifts & Mortgage Finance			133,046

	Tobacco – 1.4%

2,695	Altria Group, Inc.			99,661

	Trading Companies & Distributors – 1.5%

3,660	MRC Global Inc., (2)			111,959
	Total Common Stocks (cost $10,122,434)			11,161,560

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 36.1%

$2,608	Repurchase Agreement with State Street Bank, dated 11/29/13, repurchase price $2,607,506, collateralized by $2,640,000 U.S. Treasury Notes, 0.875%, due 02/28/17, value $2,661,418	0.000%	12/02/13	$2,607,506

	Total Short-Term Investments (cost $2,607,506)			2,607,506
	Total Investments (cost $12,729,940) – 190.8%			13,769,066

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – 91.0% (3)

	Aerospace & Defense – (3.5)%

(1,390)	Hexcel Corporation, (2)			$(61,063)

(460)	Lockheed Martin Corporation			(65,168)

(2,015)	Textron Inc.			(66,958)

(835)	Triumph Group Inc.			(61,740)
	Total Aerospace & Defense			(254,929)

	Airlines – (0.4)%

(828)	United Continental Holdings Inc., (2)			(32,499)

	Auto Components – (0.5)%

(1,662)	Goodyear Tire & Rubber Company			(36,996)

	Automobiles – (0.6)%

(1,197)	General Motors Company, (2)			(46,360)

	Beverages – (2.0)%

(700)	Beam Inc.			(47,271)

(636)	Brown-Forman Corporation			(47,713)

(720)	Constellation Brands, Inc., Class A, (2)			(50,695)
	Total Beverages			(145,679)

	Biotechnology – (0.3)%

(583)	Owens Corning, (2)			(22,830)

	Capital Markets – (1.4)%

(1,051)	Eaton Vance Corporation			(43,942)

Nuveen Investments	7

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Long/Short Fund (continued)

Shares	Description (1)	Value

	Capital Markets (continued)

(1,600)	Charles Schwab Corporation	$(39,168)

(526)	Bank of New York Company, Inc.	(17,726)
	Total Capital Markets	(100,836)

	Chemicals – (2.6)%

(569)	Cytec Industries, Inc.	(50,914)

(425)	Westlake Chemical Corporation	(47,847)

(644)	FMC Corporation	(46,922)

(649)	Rockwood Holdings Inc.	(44,431)
	Total Chemicals	(190,114)

	Commercial Banks – (2.8)%

(4,995)	First Horizon National Corporation	(55,994)

(3,563)	TCF Financial Corporation	(55,832)

(5,465)	Valley National Bancorp.	(55,470)

(529)	Bank of Hawaii Corporation	(31,290)
	Total Commercial Banks	(198,586)

	Commercial Services & Supplies – (3.6)%

(1,530)	Copart Inc., (2)	(52,678)

(1,770)	Iron Mountain Inc.	(49,772)

(1,152)	Republic Services, Inc.	(40,216)

(766)	Waste Management, Inc.	(34,991)

(625)	Clean Harbors, Inc., (2)	(32,981)

(697)	Waste Connections Inc.	(30,626)

(544)	Rollins Inc.	(15,303)
	Total Commercial Services & Supplies	(256,567)

	Communications Equipment – (0.7)%

(1,700)	Riverbed Technology, Inc., (2)	(29,410)

(1,500)	JDS Uniphase Corporation, (2)	(18,210)
	Total Communications Equipment	(47,620)

	Computers & Peripherals – (1.2)%

(400)	3D Systems Corporation, (2)	(30,064)

(860)	NCR Corporation, (2)	(30,057)

(206)	Stratasys, Inc., (2)	(24,261)
	Total Computers & Peripherals	(84,382)

	Construction & Engineering – (1.5)%

(825)	Chicago Bridge & Iron Company N.V.	(63,261)

(1,551)	Quanta Services Incorporated, (2)	(45,925)
	Total Construction & Engineering	(109,186)

8	Nuveen Investments

Shares	Description (1)	Value

	Containers & Packaging – (0.6)%

(1,224)	MeadWestvaco Corporation	$(42,975)

	Diversified Consumer Services – (0.5)%

(2,150)	Service Corporation International	(38,851)

	Diversified Financial Services – (2.3)%

(468)	CME Group, Inc.	(38,353)

(1,801)	Interactive Brokers Group, Inc.	(43,674)

(1,571)	Leucadia National Corporation	(45,025)

(520)	McGraw-Hill Companies, Inc.	(38,740)
	Total Diversified Financial Services	(165,792)

	Electric Utilities – (1.7)%

(1,400)	FirstEnergy Corp.	(45,682)

(460)	ITC Holdings Corporation	(41,621)

(460)	Duke Energy Corporation	(32,182)
	Total Electric Utilities	(119,485)

	Electronic Equipment & Instruments – (0.4)%

(1,100)	Ingram Micro, Inc., Class A, (2)	(25,784)

	Energy Equipment & Services – (1.4)%

(835)	Seadrill Limited	(35,663)

(566)	Tidewater Inc.	(32,285)

(601)	Atwood Oceanics Inc., (2)	(31,589)
	Total Energy Equipment & Services	(99,537)

	Food & Staples Retailing – (0.8)%

(1,385)	Fresh Market Inc., (2)	(56,383)

	Food Products – (1.3)%

(1,961)	Dean Foods Company, (2)	(35,259)

(2,540)	Flowers Foods Inc.	(55,194)
	Total Food Products	(90,453)

	Gas Utilities – (0.5)%

(572)	ONEOK, Inc.	(33,216)

	Health Care Providers & Services – (2.8)%

(1,600)	Brookdale Senior Living Inc., (2)	(46,656)

(1,045)	Tenet Healthcare Corporation, (2)	(45,092)

(3,365)	Health Management Associates Inc., (2)	(44,048)

(875)	Community Health Systems, Inc., (2)	(36,094)

(613)	Catamaran Corporation, (2)	(27,971)
	Total Health Care Providers & Services	(199,861)

	Health Care Technology – (1.2)%

(1,800)	Allscripts Healthcare Solutions Inc., (2)	(26,892)

Nuveen Investments	9

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Long/Short Fund (continued)

Shares	Description (1)	Value

	Health Care Technology (continued)

(1,030)	Cerner Corporation, (2)	$(59,194)
	Total Health Care Technology	(86,086)

	Hotels, Restaurants & Leisure – (2.1)%

(1,035)	Carnival Corporation, ADR	(37,374)

(460)	Dunkin Brands Group Inc.	(22,531)

(184)	McDonald’s Corporation	(17,916)

(1,300)	Norwegian Cruise Line Holdings Limited, (2)	(44,330)

(347)	YUM! Brands, Inc.	(26,955)
	Total Hotels, Restaurants & Leisure	(149,106)

	Household Durables – (1.2)%

(2,698)	D.R. Horton, Inc.	(53,636)

(605)	Tempur Pedic International Inc., (2)	(30,867)
	Total Household Durables	(84,503)

	Independent Power Producers & Energy Traders – (0.3)%

(766)	NRG Energy Inc.	(20,268)

	Insurance – (2.4)%

(59)	Alleghany Corporation, Term Loan, (2)	(23,252)

(1,200)	American International Group	(59,700)

(777)	Loews Corporation	(36,791)

(95)	Markel Corporation, (2)	(52,942)
	Total Insurance	(172,685)

	Internet & Catalog Retail – (0.6)%

(128)	NetFlix.com Inc., (2)	(46,822)

	Internet Software & Services – (1.9)%

(1,175)	AOL Inc., (2)	(52,382)

(194)	Equinix Inc., (2)	(31,176)

(1,445)	Yahoo! Inc., (2)	(53,436)
	Total Internet Software & Services	(136,994)

	IT Services – (1.4)%

(809)	Global Payments Inc.	(51,007)

(2,012)	VeriFone Holdings Inc., (2)	(51,527)
	Total IT Services	(102,534)

	Life Sciences Tools & Services – (1.5)%

(690)	Techne Corporation	(59,023)

(500)	Waters Corporation, (2)	(49,765)
	Total Life Sciences Tools & Services	(108,788)

	Machinery – (5.4)%

(1,571)	Harsco Corporation	(41,082)

10	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

(1,600)	ITT Industries, Inc.	$(65,312)

(1,680)	Navistar International Corporation, (2)	(67,519)

(1,075)	PACCAR Inc.	(61,608)

(500)	SPX Corporation	(47,320)

(765)	Stanley Black & Decker Inc.	(62,263)

(834)	Trinity Industries Inc.	(43,293)
	Total Machinery	(388,397)

	Media – (0.7)%

(1,510)	Dreamworks Animation SKG Inc., (2)	(48,109)

	Metals & Mining – (5.9)%

(1,450)	Allegheny Technologies, Inc.	(48,169)

(778)	Carpenter Technology Inc.	(46,906)

(1,892)	Cliffs Natural Resources Inc.	(47,319)

(1,273)	Freeport-McMoRan Copper & Gold, Inc.	(44,160)

(1,708)	Newmont Mining Corporation	(42,410)

(850)	Nucor Corporation	(43,401)

(886)	Royal Gold, Inc.	(39,950)

(1,950)	Southern Copper Corporation	(48,945)

(3,591)	Tahoe Resources Inc., (2)	(63,848)
	Total Metals & Mining	(425,108)

	Multiline Retail – (1.5)%

(765)	Family Dollar Stores, Inc.	(53,374)

(5,598)	J.C. Penney Company, Inc., (2)	(57,044)
	Total Multiline Retail	(110,418)

	Oil, Gas & Consumable Fuels – (6.7)%

(675)	Cheniere Energy Inc., (2)	(26,723)

(359)	Concho Resources Inc., (2)	(37,311)

(1,780)	CONSOL Energy Inc.	(63,332)

(525)	Continental Resources Inc., (2)	(56,443)

(1,104)	Golar LNG, Limited	(40,108)

(1,002)	Gulfport Energy Corporation, (2)	(58,547)

(1,520)	Kinder Morgan, Inc.	(54,021)

(1,450)	Laredo Petroleum Holdings Inc., (2)	(39,136)

(875)	Oasis Petroleum Inc., (2)	(40,364)

(862)	Spectra Energy Corporation	(28,920)

(1,190)	Williams Companies, Inc.	(41,912)
	Total Oil, Gas & Consumable Fuels	(486,817)

	Pharmaceuticals – (1.6)%

(1,150)	Bristol-Myers Squibb Company	(59,087)

Nuveen Investments	11

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Long/Short Fund (continued)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

(1,100)	Forest Laboratories, Inc., (2)	$(56,441)
	Total Pharmaceuticals	(115,528)

	Real Estate Investment Trust – (2.9)%

(833)	American Campus Communities Inc.	(27,014)

(150)	AvalonBay Communities, Inc.	(17,784)

(246)	Boston Properties, Inc.	(24,475)

(311)	Equity Residential	(16,029)

(349)	Kilroy Realty Corporation	(17,572)

(500)	Macerich Company	(28,470)

(1,430)	Mack-Cali Realty Corporation	(29,115)

(307)	Realty Income Corporation	(11,700)

(645)	Starwood Property Trust Inc.	(17,976)

(1,789)	Two Harbors Investment Corporation	(16,548)
	Total Real Estate Investment Trust	(206,683)

	Road & Rail – (5.6)%

(204)	AMERCO, (2)	(47,273)

(903)	Con-Way, Inc.	(37,375)

(650)	Genesee & Wyoming Inc., (2)	(62,530)

(2,770)	Hertz Global Holdings Inc., (2)	(67,200)

(860)	J.B. Hunt Transports Serives Inc.	(64,663)

(1,240)	Old Dominion Frght Line, (2)	(63,897)

(910)	Ryder System, Inc.	(63,554)
	Total Road & Rail	(406,492)

	Semiconductors & Equipment – (1.9)%

(2,155)	Applied Materials, Inc.	(37,282)

(6,808)	Atmel Corporation, (2)	(52,081)

(1,000)	Avago Technologies Limtied	(44,730)
	Total Semiconductors & Equipment	(134,093)

	Software – (3.9)%

(550)	Concur Technologies, Inc., (2)	(53,400)

(1,940)	Electronic Arts Inc., (2)	(43,029)

(505)	NetSuite Inc., (2)	(48,520)

(955)	ServiceNow Inc., (2)	(50,720)

(323)	Workday Inc., Class A, (2)	(26,599)

(14,230)	Zynga Inc., (2)	(61,901)
	Total Software	(284,169)

	Specialty Retail – (4.2)%

(955)	Cabela’s Incorporated, (2)	(58,494)

(1,075)	CarMax, Inc., (2)	(54,126)

12	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail (continued)

(3,190)	Chico’s FAS, Inc.	$(59,621)

(955)	Dick’s Sporting Goods Inc.	(53,977)

(843)	Sally Beauty Holdings Inc., (2)	(23,722)

(680)	Signet Jewelers Limited	(52,251)
	Total Specialty Retail	(302,191)

	Textiles, Apparel & Luxury Goods – (1.0)%

(226)	PVH Corporation	(30,266)

(260)	Ralph Lauren Corporation	(45,560)
	Total Textiles, Apparel & Luxury Goods	(75,826)

	Thrifts & Mortgage Finance – (1.1)%

(5,960)	Hudson City Bancorp, Inc.	(55,666)

(1,500)	New York Community Bancorp Inc.	(24,780)
	Total Thrifts & Mortgage Finance	(80,446)

	Trading Companies & Distributors – (1.7)%

(1,285)	Fastenal Company	(59,791)

(1,305)	GATX Corporation	(65,472)
	Total Trading Companies & Distributors	(125,263)

	Wireless Telecommunication Services – (0.9)%

(4,628)	Sprint Corporation, (2)	(38,829)

(669)	United States Cellular Corporation	(29,680)
	Total Wireless Telecommunication Services	(68,509)
	Total Common Stocks Sold Short (proceeds $6,355,683)	(6,564,756)
	Other Assets Less Liabilities – 0.2%	11,331
	Net Assets – 100%	7,215,641

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	13

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Equity Long/Short Fund (continued)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$11,161,560	$—	$—	$11,161,560
Short-Term Investments:
Repurchase Agreements	—	2,607,506	—	2,607,506
Common Stocks Sold Short	(6,564,756)	—	—	(6,564,756)
Total	$4,596,804	$2,607,506	$—	$7,204,310

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $12,763,472.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$1,080,956
Depreciation	(75,362)
Net unrealized appreciation (depreciation) of investments	$1,005,594

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, investments with a value of $9,022,123 have been pledged as collateral for Common Stocks Sold Short.

14	Nuveen Investments

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Growth Fund

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.3%

	COMMON STOCKS – 97.3%

	Aerospace & Defense – 4.5%

2,857	Precision Castparts Corporation	$738,392

9,489	United Technologies Corporation	1,051,951
	Total Aerospace & Defense	1,790,343

	Biotechnology – 4.2%

5,482	Celgene Corporation, (2)	886,823

10,644	Gilead Sciences, Inc., (2)	796,278
	Total Biotechnology	1,683,101

	Capital Markets – 1.5%

14,246	LPL Investments Holdings Inc.	610,726

	Chemicals – 4.2%

7,643	Ecolab Inc.	819,100

7,642	Monsanto Company	866,068
	Total Chemicals	1,685,168

	Commercial Banks – 1.9%

17,068	Wells Fargo & Company	751,333

	Computers & Peripherals – 5.0%

2,177	Apple, Inc.	1,210,564

33,218	EMC Corporation	792,249
	Total Computers & Peripherals	2,002,813

	Electrical Equipment – 1.4%

4,245	Roper Industries Inc.	550,577

	Electronic Components – 2.3%

10,725	Amphenol Corporation, Class A	911,625

	Energy Equipment & Services – 3.8%

7,176	Oceaneering International Inc.	553,915

10,715	Schlumberger Limited	947,420
	Total Energy Equipment & Services	1,501,335

	Food & Staples Retailing – 4.7%

7,824	Costco Wholesale Corporation	981,364

13,071	CVS Caremark Corporation	875,234
	Total Food & Staples Retailing	1,856,598

Nuveen Investments	15

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Growth Fund (continued)

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 4.9%

9,000	Covidien PLC	$614,340

11,459	ResMed Inc.	559,314

10,555	Stryker Corporation	785,503
	Total Health Care Equipment & Supplies	1,959,157

	Health Care Providers & Services – 4.5%

11,752	Express Scripts, Holding Company, (2)	791,497

6,001	McKesson HBOC Inc.	995,506
	Total Health Care Providers & Services	1,787,003

	Hotels, Restaurants & Leisure – 2.5%

12,083	Starbucks Corporation	984,281

	Industrial Conglomerates – 2.2%

11,516	Danaher Corporation	861,397

	Internet & Catalog Retail – 1.7%

556	priceline.com Incorporated, (2)	662,935

	Internet Software & Services – 5.9%

1,535	Google Inc., Class A, (2)	1,626,471

3,268	LinkedIn Corporation, Class A Shares, (2)	732,130
	Total Internet Software & Services	2,358,601

	IT Services – 8.6%

12,919	Accenture Limited	1,000,835

2,731	Alliance Data Systems Corporation, (2)	661,612

11,670	Gartner Inc., (2)	754,466

4,904	Visa Inc.	997,768
	Total IT Services	3,414,681

	Leisure Equipment & Products – 2.3%

6,755	Polaris Industries Inc.	901,590

	Life Sciences Tools & Services – 1.4%

5,703	Waters Corporation, (2)	567,620

	Media – 4.5%

14,990	DirecTV, (2)	990,989

9,384	Discovery Communications inc., Class A Shares, (2)	818,942
	Total Media	1,809,931

	Personal Products – 1.4%

4,515	Nu Skin Enterprises, Inc., Class A	577,198

	Pharmaceuticals – 1.8%

7,405	Allergan, Inc.	718,655

16	Nuveen Investments

Shares	Description (1)			Value

	Road & Rail – 1.1%

3,506	Kansas City Southern Industries			$424,296

	Software – 7.7%

7,291	Adobe Systems Incorporated, (2)			413,983

6,662	Ansys Inc., (2)			570,734

9,942	Check Point Software Technology Limited, (2)			615,012

7,935	Intuit, Inc.			589,015

25,400	Oracle Corporation			896,366
	Total Software			3,085,110

	Specialized REIT – 2.2%

11,271	American Tower REIT Inc.			876,546

	Specialy Retail – 6.0%

13,264	Gap, Inc.			543,426

7,397	PetSmart Inc.			548,190

9,561	Ross Stores, Inc.			731,034

7,748	Tractor Supply Company			567,231
	Total Specialy Retail			2,389,881

	Textiles, Apparel & Luxury Goods – 1.7%

8,390	Nike, Inc., Class B			663,985

	Tobacco – 2.3%

11,011	Philip Morris International			941,881

	Trading Companies & Distributors – 1.1%

1,648	W.W. Grainger, Inc.			425,052
	Total Common Stocks (cost $26,886,102)			38,753,419

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.3%

$896	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/29/13, repurchase price $895,619, collateralized by $645,000, U.S. Treasury Bonds, 8.125%, due 5/15/21, value $913,593	0.000%	12/02/13	$895,619

	Total Short-Term Investments (cost $895,619)			895,619
	Total Investments (cost $27,781,721)			39,649,038
	Other Assets Less Liabilities – 0.4%			144,429
	Net Assets – 100%			$39,793,467

Nuveen Investments	17

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Growth Fund (continued)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$38,753,419	$—	$—	$38,753,419
Short-Term Investments:
Repurchase Agreements	—	895,619	—	895,619
Total	$38,753,419	$895,619	$—	$39,649,038

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $27,916,528.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$12,041,866
Depreciation	(309,356)
Net unrealized appreciation (depreciation) of investments	$11,732,510

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

See accompanying notes to financial statements.

18	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2014